Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of revenue

Details of revenue are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Acquisition services	$1,435	$1,631	$3,848	$2,109
Value-added data	313	724	827	979
Software and solutions	1,270	1,195	2,605	2,137
	$3,018	$3,550	$7,280	$5,225

Primary geographical market
United States	$481	$717	$1,100	$1,101
Asia/Pacific	1,438	1,649	3,891	2,146
Europe	1,099	1,184	2,289	1,978
	$3,018	$3,550	$7,280	$5,225

Timing of revenue recognition
Upon delivery	$339	$846	$1,064	$1,267
Services overtime	2,679	2,704	6,216	3,958
	$3,018	$3,550	$7,280	$5,225

Schedule of changes in contract acquisition costs

Changes in contract acquisition costs are as follows:

	June 30,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	14	496
Amortization	(159)	(416)
Contract acquisition costs, end of period	$49	$194